OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 10: -	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2024	2023

Accrued expenses	$6,230	$5,964
Deferred revenues from IIA	-	302
Onerous contract liability	276	551
Government authorities	2,032	2,108
Foreign currency derivative contracts	224	106
Holdback and contingent earnout	300	299
Provision for returns	33	90
Others	105	108

	$9,200	$9,528